Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2022-2025) (Detail) - Plan 2022 - 2025 [member] $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount at the beginning of the fiscal year	0
Granted	962,150
Amount at the end of the fiscal year	962,150
Expense recognized during the fiscal year | $	$ 1
Fair value of shares on grant date (in U.S. dollars) | $ / shares	$ 6.67